Expense Example, No Redemption (USD $)	12 Months Ended
Oct. 31, 2013
Vanguard Windsor Fund - Investor Shares | Vanguard Windsor Fund
Expense Example, No Redemption:
1 YEAR	$ 38
3 YEAR	119
5 YEAR	208
10 YEAR	468
Vanguard Windsor II Fund - Investor Shares | Vanguard Windsor II Fund
Expense Example, No Redemption:
1 YEAR	37
3 YEAR	116
5 YEAR	202
10 YEAR	456
Vanguard Windsor II Fund - Admiral Shares | Vanguard Windsor II Fund
Expense Example, No Redemption:
1 YEAR	29
3 YEAR	90
5 YEAR	157
10 YEAR	356
Vanguard Windsor Fund - Admiral Shares | Vanguard Windsor Fund
Expense Example, No Redemption:
1 YEAR	28
3 YEAR	87
5 YEAR	152
10 YEAR	$ 343